Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance income and costs [Abstract]
Schedule of Finance Income and Costs
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Finance costs
Interest expense on bank borrowings	(4,105)	(948)	(521)
Interest expense on other borrowings	(4,511)	(2,986)	(1,485)
Interest expense on lease liabilities	(5,858)	(4,783)	(6,743)
	(14,474)	(8,717)	(8,749)
Finance income
Interest income on short-term bank deposits	78	404	138
Finance costs – net	(14,396)	(8,313)	(8,611)